Note 23 - Financial Instruments (Details Textual)	Jun. 30, 2031 AUD ($)	Jun. 30, 2031 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)
Statement Line Items [Line Items]
Average annual movement in AUD against USD			4.41%	1.77%	1.77%	0.35%	0.35%
Potential post-tax loss considering weakening (strengthening) of AUD			$ 52,147	$ 18,933
Transaction account, one [member]
Statement Line Items [Line Items]
Cash	$ 8,823,175			$ 2,423,027		$ 705,952
Interest rate, percent	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Transaction account, two [member]
Statement Line Items [Line Items]
Cash	$ 47,034			$ 40,142		$ 182,048
Interest rate, percent	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Cash maximizer account [member]
Statement Line Items [Line Items]
Cash	$ 771			$ 8,027,852		$ 11,529,456
Interest rate, percent	3.60%	3.60%		360.00%	360.00%	270.00%	270.00%
Transaction account, three [member]
Statement Line Items [Line Items]
Cash	$ 502,083			$ 500,266
Interest rate, percent	1.05%	1.05%		105.00%	105.00%
Term deposit accounts [member]
Statement Line Items [Line Items]
Cash	$ 16,341,084				$ 20,625,744
Interest rate, percent	4.95%	4.95%
Term deposit accounts [member] | Minimum [Member]
Statement Line Items [Line Items]
Interest rate, percent				150.00%	150.00%
Term deposit accounts [member] | Maximum [Member]
Statement Line Items [Line Items]
Interest rate, percent				482.00%	482.00%
Airwallex account [member]
Statement Line Items [Line Items]
Cash	$ 817,158			$ 44,381	$ 29,069	$ 18,141	$ 12,094
Interest rate, percent	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Airwallex account one [member]
Statement Line Items [Line Items]
Cash		$ 9,268,548
Airwallex account one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Interest rate, percent	3.25%	3.25%
Airwallex account one [member] | Top of range [member]
Statement Line Items [Line Items]
Interest rate, percent	4.14%	4.14%
Checking account, one [member]
Statement Line Items [Line Items]
Cash	$ 69,147	$ 47,610		$ 246,146	$ 160,769	$ 207,581	$ 138,388
Interest rate, percent	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Airwallex account two [member]
Statement Line Items [Line Items]
Cash	$ 254,421	$ 174,762
Interest rate, percent	0.00%	0.00%
Checking account, two [member]
Statement Line Items [Line Items]
Cash	$ 1,194,540	$ 820,529		$ 1,254,022	$ 821,384
Interest rate, percent	0.00%	0.00%		0.00%	0.00%
Visa Credit card account [member]
Statement Line Items [Line Items]
Cash				$ 2,835		$ 4,293
Interest rate, percent				0.00%	0.00%	0.00%	0.00%
Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Interest rate, percent			3.04%
Other current assets 1 [member]
Statement Line Items [Line Items]
Interest rate, percent			4.40%